Quarterly Holdings Report
for
Fidelity® SAI U.S. Value Index Fund
April 30, 2022

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
USV-NPRT3-0622
1.9885513.104
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.8%
Diversified Telecommunication Services - 6.1%
AT&T, Inc.	3,726,881	70,288,976
Liberty Global PLC Class A (a)	268,416	6,109,148
Lumen Technologies, Inc. (b)	480,940	4,838,256
Verizon Communications, Inc.	2,190,965	101,441,680
		182,678,060
Entertainment - 0.5%
Warner Bros Discovery, Inc. (a)	891,401	16,178,928
Interactive Media & Services - 0.7%
Alphabet, Inc. Class A (a)	8,638	19,713,557
Ziff Davis, Inc. (a)	25,171	2,224,110
		21,937,667
Media - 4.5%
Comcast Corp. Class A	2,360,968	93,872,088
DISH Network Corp. Class A (a)	130,326	3,715,594
Fox Corp. Class A	234,643	8,409,605
Interpublic Group of Companies, Inc.	205,439	6,701,420
Nexstar Broadcasting Group, Inc. Class A	21,344	3,381,316
Omnicom Group, Inc.	109,079	8,304,184
Paramount Global Class B (b)	321,661	9,366,768
TEGNA, Inc.	115,507	2,546,929
		136,297,904
TOTAL COMMUNICATION SERVICES		357,092,559
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.4%
Autoliv, Inc.	41,089	3,027,438
BorgWarner, Inc.	125,137	4,608,796
Lear Corp.	31,158	3,986,355
		11,622,589
Automobiles - 2.1%
Ford Motor Co.	2,052,821	29,067,945
General Motors Co. (a)	758,323	28,748,025
Harley-Davidson, Inc.	80,310	2,927,300
Thor Industries, Inc. (b)	29,028	2,222,093
		62,965,363
Distributors - 0.2%
LKQ Corp.	139,966	6,946,513
Household Durables - 1.6%
D.R. Horton, Inc.	168,289	11,711,232
Lennar Corp. Class A	143,143	10,949,008
Mohawk Industries, Inc. (a)	28,633	4,038,971
Newell Brands, Inc.	197,604	4,574,533
PulteGroup, Inc.	129,773	5,419,320
Tempur Sealy International, Inc.	100,475	2,723,877
Toll Brothers, Inc.	58,642	2,719,230
Whirlpool Corp.	30,793	5,589,545
		47,725,716
Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc. (a)	3,098	7,700,482
Multiline Retail - 0.3%
Kohl's Corp.	72,624	4,203,477
Macy's, Inc. (b)	156,182	3,774,919
		7,978,396
Specialty Retail - 0.7%
Best Buy Co., Inc.	112,991	10,161,281
Dick's Sporting Goods, Inc. (b)	32,833	3,165,758
Lithia Motors, Inc. Class A (sub. vtg.)	15,803	4,474,303
Williams-Sonoma, Inc. (b)	38,075	4,968,026
		22,769,368
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd. (a)	77,037	3,674,665
Crocs, Inc. (a)	30,710	2,040,065
Hanesbrands, Inc. (b)	182,426	2,418,969
PVH Corp.	36,517	2,657,707
Ralph Lauren Corp.	24,156	2,520,437
Tapestry, Inc.	137,767	4,535,290
		17,847,133
TOTAL CONSUMER DISCRETIONARY		185,555,560
CONSUMER STAPLES - 3.1%
Beverages - 0.2%
Molson Coors Beverage Co. Class B	98,349	5,324,615
Food & Staples Retailing - 0.5%
Walgreens Boots Alliance, Inc.	373,961	15,855,946
Food Products - 2.4%
Archer Daniels Midland Co.	292,049	26,155,908
Conagra Brands, Inc.	223,997	7,824,215
The J.M. Smucker Co.	49,979	6,843,624
The Kraft Heinz Co.	370,570	15,797,399
Tyson Foods, Inc. Class A	152,654	14,221,247
		70,842,393
TOTAL CONSUMER STAPLES		92,022,954
ENERGY - 14.6%
Oil, Gas & Consumable Fuels - 14.6%
Antero Resources Corp. (a)	149,085	5,247,792
APA Corp.	189,574	7,759,264
Chesapeake Energy Corp. (b)	54,386	4,460,740
Chevron Corp.	419,032	65,649,743
Civitas Resources, Inc.	37,608	2,204,581
ConocoPhillips Co.	679,608	64,916,156
Devon Energy Corp.	294,011	17,102,620
Diamondback Energy, Inc.	88,872	11,218,313
EOG Resources, Inc.	289,069	33,751,696
Exxon Mobil Corp.	1,487,885	126,842,193
Kinder Morgan, Inc.	1,010,063	18,332,643
Marathon Oil Corp.	406,279	10,124,473
Matador Resources Co. (b)	57,555	2,809,835
Murphy Oil Corp. (b)	75,765	2,885,131
Occidental Petroleum Corp.	463,064	25,510,196
Ovintiv, Inc.	136,243	6,974,279
PDC Energy, Inc.	50,815	3,543,838
Phillips 66 Co.	204,555	17,747,192
SM Energy Co.	63,390	2,252,247
Valero Energy Corp.	109,777	12,237,940
		441,570,872
FINANCIALS - 19.4%
Banks - 4.3%
Citigroup, Inc.	1,035,639	49,928,156
Citizens Financial Group, Inc.	222,416	8,763,190
KeyCorp	484,752	9,360,561
Popular, Inc.	41,678	3,250,467
Regions Financial Corp.	491,618	10,186,325
Wells Fargo & Co.	1,074,223	46,868,349
		128,357,048
Capital Markets - 2.8%
Carlyle Group LP	72,528	2,632,041
Franklin Resources, Inc.	146,751	3,608,607
Goldman Sachs Group, Inc.	177,161	54,120,914
Invesco Ltd.	178,110	3,273,662
Janus Henderson Group PLC (b)	88,227	2,689,159
Jefferies Financial Group, Inc.	100,975	3,105,991
KKR & Co. LP (b)	305,319	15,562,109
		84,992,483
Consumer Finance - 2.2%
Ally Financial, Inc.	176,378	7,048,065
Capital One Financial Corp.	216,011	26,919,291
Discover Financial Services	150,309	16,903,750
OneMain Holdings, Inc.	56,550	2,597,342
SLM Corp.	145,585	2,435,637
Synchrony Financial	272,052	10,014,234
		65,918,319
Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc. Class B (a)	342,799	110,665,801
Voya Financial, Inc. (b)	56,371	3,559,265
		114,225,066
Insurance - 5.8%
AFLAC, Inc.	288,152	16,505,347
Alleghany Corp. (a)	6,398	5,351,927
Allstate Corp.	146,457	18,532,669
American International Group, Inc.	433,343	25,354,899
Arch Capital Group Ltd. (a)	201,586	9,206,433
Everest Re Group Ltd.	20,552	5,645,840
Fidelity National Financial, Inc.	148,526	5,914,305
First American Financial Corp.	57,306	3,341,513
Lincoln National Corp.	86,940	5,229,441
Loews Corp.	102,386	6,433,936
Markel Corp. (a)	7,071	9,569,043
MetLife, Inc.	366,223	24,053,527
Old Republic International Corp.	149,096	3,281,603
Principal Financial Group, Inc.	115,144	7,845,912
Prudential Financial, Inc.	197,279	21,406,744
Reinsurance Group of America, Inc.	34,970	3,752,980
Unum Group	106,720	3,257,094
		174,683,213
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	272,545	2,992,544
Annaly Capital Management, Inc.	761,846	4,891,051
New Residential Investment Corp.	243,615	2,533,596
		10,417,191
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (b)	57,657	2,336,838
MGIC Investment Corp.	167,229	2,184,011
New York Community Bancorp, Inc. (b)	242,730	2,242,825
		6,763,674
TOTAL FINANCIALS		585,356,994
HEALTH CARE - 16.7%
Biotechnology - 3.2%
Gilead Sciences, Inc.	654,674	38,848,355
Moderna, Inc. (a)	184,096	24,744,343
Regeneron Pharmaceuticals, Inc. (a)	42,235	27,837,511
United Therapeutics Corp. (a)	23,508	4,174,080
		95,604,289
Health Care Equipment & Supplies - 0.3%
Hologic, Inc. (a)	125,143	9,009,045
Health Care Providers & Services - 5.6%
Cardinal Health, Inc.	144,617	8,395,017
Centene Corp. (a)	304,542	24,530,858
Cigna Corp.	168,552	41,595,263
CVS Health Corp.	685,011	65,850,107
Laboratory Corp. of America Holdings	48,593	11,675,926
Quest Diagnostics, Inc.	62,115	8,313,472
Tenet Healthcare Corp. (a)	55,418	4,018,359
Universal Health Services, Inc. Class B	38,171	4,677,093
		169,056,095
Life Sciences Tools & Services - 0.2%
Bio-Rad Laboratories, Inc. Class A (a)	11,279	5,775,525
Pharmaceuticals - 7.4%
Bristol-Myers Squibb Co.	1,137,611	85,627,980
Jazz Pharmaceuticals PLC (a)	32,085	5,140,659
Organon & Co.	132,339	4,278,520
Perrigo Co. PLC	69,832	2,395,238
Pfizer, Inc.	2,291,373	112,437,673
Royalty Pharma PLC	163,492	6,961,489
Viatris, Inc.	631,216	6,520,461
		223,362,020
TOTAL HEALTH CARE		502,806,974
INDUSTRIALS - 2.0%
Air Freight & Logistics - 0.8%
FedEx Corp.	127,224	25,284,498
Building Products - 0.5%
Builders FirstSource, Inc. (a)	99,945	6,153,614
Owens Corning (b)	52,445	4,768,824
UFP Industries, Inc.	32,303	2,499,283
		13,421,721
Construction & Engineering - 0.1%
MasTec, Inc. (a)	30,719	2,212,075
Electrical Equipment - 0.1%
Atkore, Inc. (a)	23,692	2,276,801
Marine - 0.1%
Matson, Inc.	21,937	1,887,021
ZIM Integrated Shipping Services Ltd. (b)	40,225	2,237,717
		4,124,738
Professional Services - 0.1%
Manpower, Inc.	28,312	2,553,742
Road & Rail - 0.1%
Knight-Swift Transportation Holdings, Inc. Class A	86,616	4,148,040
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (a)(b)	69,010	3,223,457
WESCO International, Inc. (a)	23,152	2,853,716
		6,077,173
TOTAL INDUSTRIALS		60,098,788
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 0.1%
Lumentum Holdings, Inc. (a)(b)	37,691	3,060,886
Electronic Equipment & Components - 1.0%
Arrow Electronics, Inc. (a)(b)	35,533	4,187,919
Corning, Inc.	389,872	13,719,596
Flex Ltd. (a)	242,229	3,994,356
II-VI, Inc. (a)(b)	44,266	2,709,522
Jabil, Inc. (b)	74,892	4,323,515
		28,934,908
IT Services - 4.5%
Amdocs Ltd.	62,503	4,980,864
DXC Technology Co. (a)	127,605	3,662,264
Fidelity National Information Services, Inc.	317,806	31,510,465
Fiserv, Inc. (a)	107,534	10,529,729
Global Payments, Inc.	148,614	20,357,146
IBM Corp.	443,100	58,582,251
Maximus, Inc.	32,331	2,356,283
The Western Union Co.	205,562	3,445,219
		135,424,221
Semiconductors & Semiconductor Equipment - 5.0%
Intel Corp.	2,125,173	92,636,291
Micron Technology, Inc.	584,409	39,850,850
MKS Instruments, Inc. (b)	28,947	3,299,379
Qorvo, Inc. (a)	56,594	6,439,265
Skyworks Solutions, Inc.	85,594	9,697,800
		151,923,585
Software - 2.3%
Microsoft Corp.	246,025	68,276,858
NCR Corp. (a)	68,898	2,413,497
		70,690,355
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	603,415	95,128,375
Dell Technologies, Inc.	151,351	7,115,011
Hewlett Packard Enterprise Co.	675,020	10,402,058
HP, Inc.	565,075	20,698,697
Western Digital Corp. (a)	163,312	8,666,968
		142,011,109
TOTAL INFORMATION TECHNOLOGY		532,045,064
MATERIALS - 7.9%
Chemicals - 4.2%
Celanese Corp. Class A	56,381	8,284,624
CF Industries Holdings, Inc.	111,936	10,838,763
Corteva, Inc.	377,488	21,777,283
Dow, Inc.	383,976	25,534,404
DuPont de Nemours, Inc.	267,658	17,646,692
Eastman Chemical Co.	67,325	6,912,258
Huntsman Corp.	108,103	3,661,449
LyondellBasell Industries NV Class A	137,201	14,547,422
Olin Corp.	73,647	4,227,338
The Chemours Co. LLC (b)	83,509	2,761,643
The Mosaic Co.	193,318	12,066,910
		128,258,786
Containers & Packaging - 0.7%
Berry Global Group, Inc. (a)	70,622	3,979,550
International Paper Co.	202,117	9,353,975
WestRock Co.	137,369	6,803,887
		20,137,412
Metals & Mining - 2.9%
Alcoa Corp.	96,087	6,514,699
Cleveland-Cliffs, Inc. (a)	249,540	6,360,775
Commercial Metals Co. (b)	63,276	2,594,316
Freeport-McMoRan, Inc.	760,292	30,829,841
Nucor Corp.	141,959	21,972,414
Reliance Steel & Aluminum Co.	32,706	6,483,965
Steel Dynamics, Inc.	98,400	8,437,800
United States Steel Corp.	136,183	4,152,220
		87,346,030
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	45,921	2,962,823
TOTAL MATERIALS		238,705,051
UTILITIES - 0.6%
Electric Utilities - 0.5%
NRG Energy, Inc.	127,831	4,589,133
PPL Corp.	340,633	9,643,320
		14,232,453
Gas Utilities - 0.1%
UGI Corp.	109,528	3,756,810
TOTAL UTILITIES		17,989,263
TOTAL COMMON STOCKS (Cost $2,629,413,947)		3,013,244,079

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $297,267)	300,000	296,360

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 0.32% (e)(f) (Cost $71,025,170)	71,018,068	71,025,170

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $2,700,736,384)	3,084,565,609
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(66,907,562)
NET ASSETS - 100.0%	3,017,658,047

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	23	Jun 2022	4,746,625	(131,888)	(131,888)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $296,360.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	72,626,158	304,287,163	376,913,321	4,102	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	42,917,213	459,020,295	430,912,338	181,155	-	-	71,025,170	0.2%
Total	115,543,371	763,307,458	807,825,659	185,257	-	-	71,025,170

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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